Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

10. STOCKHOLDERS’ EQUITY

The Company’s authorized capital is 250,000,000 shares, of which (1) 200,000,000 shares are common stock, par value $0.0001 per share and (2) 50,000,000 shares are preferred stock, par value $0.0001 per share, which may, at the sole discretion of the Company’s board of directors, be issued in one or more series.

Reverse Stock Split

On August 19, 2024, the Company’s board of directors approved a one-for-twenty (1:20) reverse stock split of the Company’s issued and outstanding shares of common stock. On September 13, 2024, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to the Company’s Certificate of Incorporation to effect the Reverse Stock Split. The Reverse Stock Split became effective on September 13, 2024, and the Company’s common stock began trading on a split-adjusted basis on Nasdaq on September 16, 2024.

At the Market Offering

On March 5, 2024, the Company put in place an At the Market Offering Agreement (the “ATM Agreement”) which allowed the Company to issue and sell shares of its common stock, having an aggregate offering price of up to $1,500,000 (the “ATM Shares”), from time to time through the Sales Agent. During the year ended December 31, 2024, the Company sold 199,004 ATM Shares for gross proceeds of approximately $1,494,000 under the ATM Agreement. The Company incurred offering costs of approximately $255,000, resulting in net proceeds of approximately $1,239,000.

Securities Offering on Form S-1 and Material Definitive Agreement

On October 29, 2024, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with WestPark, and a securities purchase agreement (the “Securities Purchase Agreement”) with investors pursuant to which the Company agreed to issue and sell (i) 132,814 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at an offering price of $2.999 per share, and (ii) pre-funded warrants to purchase up to 1,533,852 shares of Common Stock (the “Pre-Funded Warrants”) at an offering price of $3.00 per Share, less $0.0001 per Pre-Funded Warrant, for aggregate gross proceeds of $4,998,464 (or $4,999,998 assuming the full exercise of the Pre-Funded Warrants), before deducting placement agent fees and other offering expenses. The Offering closed on October 31, 2024.

As part of its compensation for acting as Placement Agent for the Offering, the Company paid the Placement Agent a cash fee of 4.0% of the aggregate gross proceeds plus reimbursement of certain expenses and legal fees. The Company incurred offering costs of approximately $366,189, resulting in net proceeds of approximately $4,632,275.

Stock Options

There were no options exercised during the six months ended June 30, 2025 and the year ended December 31, 2024.

Warrants

Underwriter Warrants

In connection with the Company’s underwriting agreement with ThinkEquity, a division of Fordham Financial Management, Inc. (“ThinkEquity”) and the representative of the Company’s IPO underwriters, the Company entered into a warrant agreement to purchase up to 4,500 shares of common stock to several affiliates of ThinkEquity (the “Underwriter Warrants”). The Underwriter Warrants are exercisable at a per share exercise price of $200.00 and are exercisable at any time and from time to time, in whole or in part, during the four- and one-half year period commencing 180 days from the effective date of the IPO registration statement. The Underwriter Warrants became exercisable on or after December 16, 2021 (six months from the effective date of the offering) and expire on June 15, 2026. Upon issuance of the Underwriter Warrants, as partial compensation for its services as an underwriter, the fair value of approximately $0.4 million was recorded as equity issuance costs in the year ended December 31, 2021. As of June 30, 2025, the Underwriter Warrants had not been exercised, and had a weighted average exercise price of $200.00 per share and a remaining weighted average time to expiration of 0.96 years.

Lender Warrant

In connection with the loan agreement entered into with Western Alliance Bank (the “Lender”) on August 13, 2021, the Company issued a warrant (the “Lender Warrant”) to the Lender to purchase 625 shares of common stock of the Company. The Lender Warrant is exercisable at a per share exercise price of $160.00 and is exercisable at any time on or after August 13, 2021 through August 12, 2031. The Company determined that the Lender Warrant was equity classified. As of June 30, 2025, the Lender Warrant had not been exercised, and had a weighted average exercise price of $160.00 per share and a remaining weighted average time to expiration of 6.12 years.

PIPE Warrants

On December 1, 2021, the Company completed a private placement (the “PIPE”) in which the Company issued warrants (the “PIPE Warrants”) to purchase up to an aggregate of 65,625 shares of common stock. These PIPE Warrants have an exercise price of $260.00 per share and are immediately exercisable upon issuance and will expire on the five and one-half-year anniversary of the issuance date.

On February 13, 2024, the Company entered into certain warrant repurchase and termination agreements with the holders of the PIPE Warrants to repurchase the PIPE Warrants for a purchase price equal to $0.80 multiplied by the number of shares of common stock issuable pursuant to such PIPE Warrants. In connection with such repurchases, all past, current and future obligations of the Company relating to the PIPE Warrants were released, discharged and are of no further force or effect.

A summary of total warrant activity during the six months ended June 30, 2025 is as follows:

			Weighted
		Weighted	Average Remaining
	Warrants Outstanding	Average Exercise Price	Contractual Term in Years
Balance at December 31, 2023	70,750	$255.30	3.47
Granted	799,631	3.00	—
Exercised	—	—	—
Repurchased	(65,625)	0.80	—
Balance at December 31, 2024	804,756	4.22	2.09
Granted	—	—	—
Exercised	(799,631)	3.00	—
Balance at June 30, 2025	5,125	$195.12	1.59

10.	STOCKHOLDERS’ EQUITY

The Company’s authorized capital is 250,000,000 shares, of which (1) 200,000,000 shares are common stock, par value $0.0001 per share and (2) 50,000,000 are preferred stock, par value $0.0001 per share, which may, at the sole discretion of the Company’s board of directors be issued in one or more series.

Reverse Stock Split

On August 19, 2024, the Company’s board of directors approved a one-for-twenty (1:20) reverse stock split of the Company’s issued and outstanding shares of common stock. On September 13, 2024, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to the Company’s Certificate of Incorporation to effect the Reverse Stock Split. The Reverse Stock Split became effective on September 13, 2024, and the Company’s common stock began trading on a split-adjusted basis on Nasdaq on September 16, 2024.

At the Market Offering

On March 5, 2024, the Company put in place an At the Market Offering Agreement (the “ATM Agreement”) which allowed the Company to issue and sell shares of its common stock, having an aggregate offering price of up to $1,500,000 (the “ATM Shares”), from time to time through the Sales Agent. During the year ended December 31, 2024, the Company sold 199,004 ATM Shares for gross proceeds of approximately $1,494,000 under the ATM Agreement. The Company incurred offering costs of approximately $255,000, resulting in net proceeds of approximately $1,239,000.

Securities Offering on Form S-1 and Material Definitive Agreement

On October 29, 2024, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with WestPark, and a securities purchase agreement (the “Securities Purchase Agreement”) with investors pursuant to which the Company agreed to issue and sell; (i) 132,814 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at an offering price of $2.999 per share, and (ii) pre-funded warrants to purchase up to 1,533,852 shares of Common Stock (the “Pre-Funded Warrants”) at an offering price of $3.00 per Share, less $0.0001 per Pre-Funded Warrant, for aggregate gross proceeds of $4,998,464 (or $4,999,998 assuming the full exercise of the Pre-Funded Warrants), before deducting placement agent fees and other offering expenses. The Offering closed on October 31, 2024.

As part of its compensation for acting as Placement Agent for the Offering, the Company paid the Placement Agent a cash fee of 4.0% of the aggregate gross proceeds plus reimbursement of certain expenses and legal fees. The Company incurred offering costs of approximately $366,189, resulting in net proceeds of approximately $4,632,275.

Stock Options

During the year ended December 31, 2023, the Company issued 3,545 shares of common stock for cash exercises of options of $70,889. There were no options exercises during the year ended December 31, 2024.

Warrants

Underwriter Warrants

In connection with the Company’s underwriting agreement with ThinkEquity, a division of Fordham Financial Management, Inc. (“ThinkEquity”) and the representative of the Company’s IPO underwriters, the Company entered into a warrant agreement to purchase up to 4,500 shares of common stock to several affiliates of ThinkEquity (the “Underwriter Warrants”). The Underwriter Warrants are exercisable at a per share exercise price of $200.00 and are exercisable at any time and from time to time, in whole or in part, during the four- and one-half year period commencing 180 days from the effective date of the IPO registration statement. The Underwriter Warrants became exercisable on or after December 16, 2021 (six months from the effective date of the offering) and expire on June 15, 2026. Upon issuance of the Underwriter Warrants, as partial compensation for its services as an underwriter, the fair value of approximately $0.4 million was recorded as equity issuance costs in the year ended December 31, 2021. As of December 31, 2024, the Underwriter Warrants had not been exercised, and had a weighted average exercise price of $200 per share and a remaining weighted average time to expiration of 1.46 years.

Lender Warrant

In connection with the loan agreement entered into with Western Alliance Bank (the “Lender”) on August 13, 2021, the Company issued a warrant (the “Lender Warrant”) to the Lender to purchase 625 shares of common stock of the Company. The Lender Warrant is exercisable at a per share exercise price of $160.00 and is exercisable at any time on or after August 13, 2021 through August 12, 2031. The Company determined that the Lender Warrant was equity classified. As of December 31, 2024, the Lender Warrant had not been exercised, and had a weighted average exercise price of $160 per share and a remaining weighted average time to expiration of 6.62 years.

PIPE Warrants

On December 1, 2021, the Company completed a private placement (the “PIPE”) in which the Company issued warrants (the “PIPE Warrants”) to purchase up to an aggregate of 65,625 shares of common stock. These PIPE Warrants have an exercise price of $260.00 per share and are immediately exercisable upon issuance and will expire on the five and one-half-year anniversary of the issuance date.

On February 13, 2024, the Company entered into certain warrant repurchase and termination agreements with the holders of the PIPE Warrants to repurchase the PIPE Warrants for a purchase price equal to $0.80 multiplied by the number of shares of common stock issuable pursuant to such PIPE Warrants. In connection with such repurchases, all past, current and future obligations of the Company relating to the PIPE Warrants were released, discharged and are of no further force or effect.

A summary of total warrant activity during the years ended December 31, 2024 and 2023 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Warrants	Average	Contractual Term
	Outstanding	Exercise Price	in Years
Balance at December 31, 2023	70,750	$255.30	3.47
Granted	799,631	3.00	—
Exercised	—	—	—
Repurchased	(65,625)	0.80	—
Balance at December 31, 2024	804,756	$4.22	2.09